Other Liabilities (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities [Abstract]
Future payment	¥ 1,350,000,000	¥ 1,860,000,000
Guarantee receivable	660,190	4,197,264
Financial guarantee loans	¥ 458,680,518	¥ 351,277,409